OPERATING LEASE LIABILITIES AND RIGHT OF USE ASSETS (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Leases [Abstract]
Weighted average discount rate	4.75%	4.75%
Operating lease payments	$ 153,560	$ 124,944
Operating lease expense	$ 206,806	$ 222,638
Weighted average remaining term	43 months	41 months